PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 21,812	$ 13,125	$ 54,587	$ 37,981	$ 52,702	$ 36,775
Construction in Progress					$ 406,709
Amortization expense	$ 15,124		$ 15,124